FINANCIAL INSTRUMENTS - Disclosure of changes in liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 11,542	$ 35,290
Additions for new loans	655	4,660
Additions for new leases	309	613
Receivables checks	2,802
Repayments	(649)	(3,085)
Effective interest	63	1,429
Effect of exchange rate differences	6,054	(3,191)
Deconsolidation of Trichome		(18,160)
Effect of changes in fair value	(6,956)	(6,014)
Liabilities arising from financing activities, ending balance	13,820	11,542
Short-term loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	9,645	9,894
Additions for new loans	655	4,660
Additions for new leases	0	0
Receivables checks	2,802
Repayments	0	0
Effective interest	0	0
Effect of exchange rate differences	(589)	(1,135)
Deconsolidation of Trichome		(3,774)
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	12,513	9,645
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,889	19,374
Additions for new loans	0	0
Additions for new leases	309	613
Receivables checks	0
Repayments	(649)	(3,085)
Effective interest	63	1,429
Effect of exchange rate differences	(343)	(2,056)
Deconsolidation of Trichome		(14,386)
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	1,269	1,889
Warrant [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	8	6,022
Additions for new loans	0	0
Additions for new leases	0	0
Receivables checks	0
Repayments	0	0
Effective interest	0	0
Effect of exchange rate differences	6,986	0
Deconsolidation of Trichome		0
Effect of changes in fair value	(6,956)	(6,014)
Liabilities arising from financing activities, ending balance	$ 38	$ 8